Logan Capital International Fund
Logan Capital International Fund
Investment Objective
The Logan Capital International Fund seeks long term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Logan Capital International Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Logan Capital International Fund		Institutional Class	Investor Class
Management Fees		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	2.16%	2.16%
Shareholder Servicing Plan Fee		0.10%	0.10%
Total Annual Fund Operating Expenses		2.86%	3.11%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.61%)	(1.61%)
Net Annual Fund Operating Expenses		1.25%	1.50%
[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Logan Capital International Fund (USD $)	1 Year	3 Years
Institutional Class	127	734
Investor Class	153	809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest primarily in equity securities of dividend paying companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor’s data sources).  The Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.

The Fund employs a bottom-up, disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon.  The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S. listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio.  Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings.  The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors and the country weighting currently seeks to represent at least ten countries.  The Advisor may adjust these criteria at any time at its discretion.  The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

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Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

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Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

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Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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Foreign Securities and Emerging Markets Risk.  The Fund will principally invest in foreign securities, including in emerging markets.  These foreign investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

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Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

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Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

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Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

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New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.